SCHEDULE OF SUMMARY OF WARRANTS (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Number of Warrants Outstanding, Beginning	278,333,333	170,000,000	20,000,000
Number of Warrants Outstanding, Beginning	$ 0.0223	$ 0.03	$ 0.05
Number of Warrants Outstanding, Granted	136,000,000	108,333,333	150,000,000
Weighted Average Exercise Price, Granted	$ 0.0045	$ 0.0065	$ 0.03
Number of Warrants Outstanding, Exercised	67,164,179
Weighted Average Exercise Price, Exercised	$ 0.0045
Number of Warrants Outstanding, Forfeited/Cancelled
Weighted Average Exercise Price, Forfeited/Cancelled
Number of Warrants Outstanding, Ending	347,169,154	278,333,333	170,000,000
Number of Warrants Outstanding, Ending	$ 0.0188	$ 0.0223	$ 0.03
Number of Warrants Exercisable, Ending	347,169,154	278,333,333
Weighted Average Exercise Price Exercisable, Ending	$ 0.0188	$ 0.0223
Number of Warrants Outstanding, Exercised	(67,164,179)